Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
These guarantees can be called upon following a payment default. The outstanding principal balance on each loan facility at the balance sheet date is as follows:
	As at
	Dec 31, 2016	Dec 31, 2015
Facility I (“First ABN AMRO Facility”)	—	5,000,000
Facility II (“Second ABN AMRO Facility”)	—	50,270,000
Facility III (“DVB Facility”)	—	80,462,000
Facility IV (“Joint Bank Facility”)	—	212,282,628
Facility V (“NIBC Bank Facility”)	10,305,000	11,725,000
Facility VI (“CACIB Bank Facility”)	36,900,000	36,725,000
Facility VII (“ABN/DVB/NIBC Joint Bank Facility”)	204,090,550	—
Facility VIII (“Nordea/SEB Joint Bank Facility”)	142,688,402	—
Facility IX (“Third ABN AMRO Facility”)	70,282,505	—
Total debt	464,266,457	396,464,628
Deferred Finance Fees	(11,053,351)	(8,222,224)
Net Total Debt	453,213,106	388,242,404
Current portion of long-term debt	44,313,149	29,137,825
Current portion of deferred finance fees	(2,485,669)	(2,123,325)
Total current portion of long-term debt	41,827,480	27,014,500
Non-current portion of long-term debt	411,385,626	361,227,904

Schedule of minimum Repayments under Loan Facilities
Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:

As at Dec 31, 2016
2017	44,313,149
2018	42,556,624
2019	42,056,620
2020	42,056,620
2021	44,359,890
2022	194,934,920
2023	53,988,634
464,266,457